FINANCE LEASES - Right-of-use asset for finance leases (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Finance Lease Right-Of-Use Asset [Roll Forward]
Balance at December 31, 2020	$ 113,480
Additions	0
Impairment	0	$ (70,000)
Depreciation	(7,411)
Balance at June 30, 2021	$ 106,069